Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2013-4

Collection Period	09/01/16-09/30/16
Determination Date	10/10/2016
Distribution Date	10/17/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$273,972,842.11
2.	Collections allocable to Principal		$13,557,110.13
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$635,024.65
5.	Pool Balance on the close of the last day of the related Collection Period		$259,780,707.33
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		29,064
7.	Initial Pool Balance		$1,000,000,005.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$68,972,842.08	$54,780,707.30
	d. Class A-4 Note Balance	$138,000,000.00	$138,000,000.00
	e. Class B Note Balance	$22,000,000.00	$22,000,000.00
	f. Class C Note Balance	$20,000,000.00	$20,000,000.00
	g. Class D Note Balance	$20,000,000.00	$20,000,000.00
	h. Note Balance (sum a - g)	$268,972,842.08	$254,780,707.30
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.2182685	0.1733567
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2689728	0.2547807
10.	Overcollateralization Target Amount		$5,000,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.03
12.	Weighted Average Coupon	%	7.10%
13.	Weighted Average Original Term (months)	months	67.13
14.	Weighted Average Remaining Term (months)	months	29.85
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,696,723.14
	b. Liquidation Proceeds allocable to Finance Charge		$802.29
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,697,525.43
16.	Principal:
	a. Collections allocable to Principal		$13,557,110.13
	b. Liquidation Proceeds allocable to Principal		$329,482.05
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,886,592.18

17.	Total Finance Charge and Principal Collections (15d + 16d)	$15,584,117.61
18.	Interest Income from Collection Account	$3,735.12
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$15,587,852.73
Available Funds
21.	Available Collections	$15,587,852.73
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$15,587,852.73
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$228,310.70
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$228,310.70
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$45,981.89
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$45,981.89
	m. Class A-4 Monthly Interest	$147,200.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$147,200.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$31,350.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$31,350.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$32,500.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$32,500.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$43,333.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$43,333.33
34.	Quaternary Principal Distributable Amount	$9,192,134.75
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$9,723,310.67
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,697,525.43
	b. Total Daily Deposits of Principal Collections	$13,886,592.18
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,735.12
	e. Total Deposits to Collection Account (sum a - d)	$15,587,852.73
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$228,310.70
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,492,500.00
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$864,542.03
	f. Total Withdrawals from Collection Account (sum a - e)	$15,587,852.73
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$45,981.89
	d. Class A-4 Interest Distribution	$147,200.00
	e. Class B Interest Distribution	$31,350.00
	f. Class C Interest Distribution	$32,500.00
	g. Class D Interest Distribution	$43,333.33
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$14,192,134.78
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$14,492,500.00
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$14,238,116.67
	d. Class A-4 Distribution	$147,200.00
	e. Class B Distribution	$31,350.00
	f. Class C Distribution	$32,500.00
	g. Class D Distribution	$43,333.33
	h. Total Withdrawals from Note Payment Account (sum a - g)	$14,492,500.00

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$864,542.03
	b. Reserve Account surplus (Ln 55)	$680.69
	c. Total Deposits to Certificate Payment Account (sum a - b)	$865,222.72
46.	Withdrawals
	a. Certificateholder Distribution	$865,222.72
	b. Total Withdrawals from Certificate Payment Account	$865,222.72
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.02	$2,500,000.02
	b. Note Balance	$254,780,707.30
48.	Required Reserve Account Amount	$2,500,000.02
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.02
50.	Investment Earnings	$680.69
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,500,680.71
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$680.69
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.02
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$228,310.70
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$14,492,500.00
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$864,542.03
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$680.69
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$14,238,116.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$147,200.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$865,222.72

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	808	$9,500,402.47
	b. 61 to 90 days past due	255	$3,069,874.03
	c. 91 to 120 days past due	92	$998,291.53
	d. 121 or more days past due	2	$20,676.68
	e. Total Past Due (sum a - d)	1,157	$13,589,244.71
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		5.2310%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	58	$635,024.65
75.	Liquidation Proceeds (recoveries)	295	$330,284.34
76.	Net Losses (Ln 74 - Ln 75)		$304,740.31
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.1112%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,186	$28,723,230.45
79.	Liquidation Proceeds (recoveries)	1,946	$14,091,169.40
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$14,632,061.05
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		1.4632%
82.	Average Net Loss on Defaulted Receivables		$6,693.53

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer